Debt and Equity Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of debt and equity securities
Gross proceeds	$ 37,353	$ 26,452	$ 59,532
Gross realized gains	261	192	551
Gross realized losses	2		19
Net realized gains	$ 259	$ 192	$ 532